                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578

                                                       Expires:  Feb. 28, 2006

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                                                       hours per response: 20.00


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number       811-08697
                                  ----------------------------------------------


                         AIM Special Opportunities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


 Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713)626-1919
                                                   ------------------------

Date of fiscal year end:  10/31
                        ---------

Date of reporting period:  7/31/04
                         -----------

Item 1. Schedule of Investments.

                            AIM OPPORTUNITIES I FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            OPP1-QTR-1 7/04           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                          MARKET
                                                                   SHARES                 VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--86.14%

AEROSPACE & DEFENSE--1.58%
Engineered Support Systems, Inc.                                  112,500              $ 6,307,875
==================================================================================================
AGRICULTURAL PRODUCTS--0.64%
Central Garden & Pet Co.(a)                                        90,000                2,554,200
==================================================================================================
APPAREL RETAIL--3.90%
Charlotte Russe Holding Inc.(a)                                   110,000                2,259,400
--------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                         100,000                1,637,000
--------------------------------------------------------------------------------------------------
Hot Topic, Inc.(a)                                                230,000                3,661,600
--------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                            390,000                7,956,000
--------------------------------------------------------------------------------------------------
                                                                                        15,514,000
==================================================================================================
APPAREL, ACCESSORIES & LUXURY GOODS--0.37%
Fossil, Inc.(a)                                                    61,600                1,490,104
==================================================================================================
APPLICATION SOFTWARE--3.82%
Henry (Jack) & Associates, Inc.                                   145,000                2,791,250
--------------------------------------------------------------------------------------------------
Informatica Corp.(a)                                              455,000                2,761,850
--------------------------------------------------------------------------------------------------
Macromedia, Inc.(a)                                               100,000                2,020,000
--------------------------------------------------------------------------------------------------
RSA Security Inc.(a)                                              152,300                2,835,826
--------------------------------------------------------------------------------------------------
Sonic Solutions(a)                                                150,000                2,640,000
--------------------------------------------------------------------------------------------------
Ulticom, Inc.(a)                                                  200,000                2,146,000
--------------------------------------------------------------------------------------------------
                                                                                        15,194,926
==================================================================================================
ASSET MANAGEMENT & CUSTODY BANKS--0.41%
Federated Investors, Inc.-Class B                                  58,500                1,644,435
==================================================================================================
AUTOMOBILE MANUFACTURERS--0.93%
Winnebago Industries, Inc.                                        100,000                3,685,000
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.97%
Digene Corp.(a)                                                   194,019                6,623,809
--------------------------------------------------------------------------------------------------
EXACT Sciences Corp.(a)                                           255,100                1,232,133
--------------------------------------------------------------------------------------------------
                                                                                         7,855,942
==================================================================================================
BROADCASTING & CABLE TV--1.80%
Cumulus Media Inc.-Class A(a)                                     175,000                2,569,000
--------------------------------------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)                             155,000                3,056,600
--------------------------------------------------------------------------------------------------
Entercom Communications Corp.(a)                                   40,000                1,538,000
--------------------------------------------------------------------------------------------------
                                                                                         7,163,600
==================================================================================================

OPP1-QTR-1

                                                                                             MARKET
                                                                   SHARES                    VALUE
-----------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.90%
F5 Networks, Inc.(a)                                              130,000                 $ 3,404,700
-----------------------------------------------------------------------------------------------------
SafeNet, Inc.(a)                                                   25,700                     746,842
-----------------------------------------------------------------------------------------------------
Sierra Wireless (Canada)(a)                                       140,000                   4,405,800
-----------------------------------------------------------------------------------------------------
Tekelec(a)                                                        360,000                   6,994,800
-----------------------------------------------------------------------------------------------------
                                                                                           15,552,142
=====================================================================================================
COMPUTER & ELECTRONICS RETAIL--0.77%
GameStop Corp.-Class A(a)                                         200,000                   3,080,000
-----------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--1.52%
Applied Films Corp.(a)                                            200,000                   3,730,000
-----------------------------------------------------------------------------------------------------
Avid Technology, Inc.(a)                                           50,000                   2,337,000
-----------------------------------------------------------------------------------------------------
                                                                                            6,067,000
=====================================================================================================
DATA PROCESSING & OUTSOURCED SERVICES--1.97%
Alliance Data Systems Corp.(a)                                     75,000                   2,978,250
-----------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                                        125,000                   2,250,000
-----------------------------------------------------------------------------------------------------
Pegasus Solutions Inc.(a)                                         200,000                   2,608,000
-----------------------------------------------------------------------------------------------------
                                                                                            7,836,250
=====================================================================================================
DISTRIBUTORS--0.43%
Source Interlink Cos., Inc.(a)                                    185,000                   1,720,500
=====================================================================================================
DIVERSIFIED COMMERCIAL SERVICES--1.17%
CoStar Group Inc.(a)                                               60,550                   2,570,347
-----------------------------------------------------------------------------------------------------
Exult Inc.(a)                                                     400,000                   2,096,000
-----------------------------------------------------------------------------------------------------
                                                                                            4,666,347
=====================================================================================================
ELECTRICAL COMPONENTS & EQUIPMENT--0.97%
Intermagnetics General Corp.(a)                                   100,000                   3,846,000
=====================================================================================================
ELECTRONIC EQUIPMENT MANUFACTURERS--4.89%
Aeroflex Inc.(a)                                                  400,000                   4,436,000
-----------------------------------------------------------------------------------------------------
Cognex Corp.                                                       75,000                   2,256,000
-----------------------------------------------------------------------------------------------------
FLIR Systems, Inc.(a)                                              50,000                   3,181,500
-----------------------------------------------------------------------------------------------------
National Instruments Corp.                                        200,000                   5,810,000
-----------------------------------------------------------------------------------------------------
Varian Inc.(a)                                                    100,000                   3,790,000
-----------------------------------------------------------------------------------------------------
                                                                                           19,473,500
=====================================================================================================
ELECTRONIC MANUFACTURING SERVICES--1.06%
DDi Corp.(a)                                                      250,000                   1,730,000
-----------------------------------------------------------------------------------------------------
Xyratex Ltd. (Bermuda)(a)                                         270,000                   2,470,500
-----------------------------------------------------------------------------------------------------
                                                                                            4,200,500
=====================================================================================================
HEALTH CARE DISTRIBUTORS--1.26%
Henry Schein, Inc.(a)                                              75,000                   5,032,500
=====================================================================================================
HEALTH CARE EQUIPMENT--3.06%
Advanced Neuromodulation Systems, Inc.(a)                         100,000                   3,205,000
-----------------------------------------------------------------------------------------------------
Bruker BioSciences Corp.(a)                                       442,600                   1,801,382
-----------------------------------------------------------------------------------------------------

OPP1-QTR-1

                                                                                            MARKET
                                                                   SHARES                   VALUE
-----------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--(CONTINUED)
Conceptus Inc.(a)                                                 177,298                 $ 1,728,656
-----------------------------------------------------------------------------------------------------
NuVasive, Inc.(a)                                                 166,300                   1,664,663
-----------------------------------------------------------------------------------------------------
VISX, Inc.(a)                                                     100,000                   2,141,000
-----------------------------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)                            76,000                   1,664,400
-----------------------------------------------------------------------------------------------------
                                                                                           12,205,101
=====================================================================================================
HEALTH CARE FACILITIES--3.69%
Beverly Enterprises, Inc.(a)                                      300,000                   2,364,000
-----------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                                       200,000                   4,850,000
-----------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                                       130,000                   2,233,400
-----------------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                               125,000                   5,253,750
-----------------------------------------------------------------------------------------------------
                                                                                           14,701,150
=====================================================================================================
HEALTH CARE SERVICES--1.88%
HealthExtras, Inc.(a)                                             165,000                   2,448,600
-----------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(a)                                          75,000                   2,389,500
-----------------------------------------------------------------------------------------------------
Specialty Laboratories, Inc.(a)                                    61,000                     614,880
-----------------------------------------------------------------------------------------------------
VistaCare, Inc.-Class A(a)                                        110,000                   2,030,600
-----------------------------------------------------------------------------------------------------
                                                                                            7,483,580
=====================================================================================================
HEALTH CARE SUPPLIES--0.13%
STAAR Surgical Co.(a)                                             100,000                     529,000
=====================================================================================================
HOTELS, RESORTS & CRUISE LINES--0.73%
Gaylord Entertainment Co.(a)                                      100,000                   2,916,000
=====================================================================================================
HOUSEHOLD APPLIANCES--1.18%
Helen of Troy Ltd. (Bermuda)(a)                                   150,000                   4,699,500
=====================================================================================================
INDUSTRIAL GASES--0.82%
Airgas, Inc.                                                      150,000                   3,262,500
=====================================================================================================
INTERNET SOFTWARE & SERVICES--3.60%
Akamai Technologies, Inc.(a)                                      150,000                   2,239,500
-----------------------------------------------------------------------------------------------------
Ask Jeeves, Inc.(a)                                                65,000                   1,890,200
-----------------------------------------------------------------------------------------------------
CNET Networks, Inc.(a)                                            275,000                   2,510,750
-----------------------------------------------------------------------------------------------------
Kintera Inc.(a)                                                   400,000                   3,232,000
-----------------------------------------------------------------------------------------------------
SonicWALL, Inc.(a)                                                400,000                   2,652,000
-----------------------------------------------------------------------------------------------------
ValueClick, Inc.(a)                                               175,000                   1,816,500
-----------------------------------------------------------------------------------------------------
                                                                                           14,340,950
=====================================================================================================
INVESTMENT BANKING & BROKERAGE--2.64%
Jefferies Group, Inc.                                             160,000                   5,014,400
-----------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                     235,000                   5,491,950
-----------------------------------------------------------------------------------------------------
                                                                                           10,506,350
=====================================================================================================
INVESTMENT COMPANIES--0.62%
Apollo Investment Corp.(a)                                        182,500                   2,487,475
=====================================================================================================

OPP1-QTR-1

                                                                                                           MARKET
                                                                   SHARES                                   VALUE
--------------------------------------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--1.62%
Forrester Research, Inc.(a)                                       150,000                                $ 2,677,500
--------------------------------------------------------------------------------------------------------------------
Gartner, Inc.-Class A(a)                                          300,000                                  3,765,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,442,500
====================================================================================================================
LEISURE FACILITIES--1.48%
Speedway Motorsports, Inc.                                        170,000                                  5,873,500
====================================================================================================================
LEISURE PRODUCTS--0.52%
SCP Pool Corp.                                                     50,000                                  2,061,500
====================================================================================================================
OIL & GAS DRILLING--0.87%
Patterson-UTI Energy, Inc.                                        190,000                                  3,463,700
====================================================================================================================
OIL & GAS EQUIPMENT & SERVICES--1.38%
FMC Technologies, Inc.(a)(b)                                      100,000                                  3,000,000
--------------------------------------------------------------------------------------------------------------------
National-Oilwell, Inc.(a)                                          75,000                                  2,508,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,508,750
====================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.48%
Quicksilver Resources Inc.(a)                                      70,000                                  2,216,900
--------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)(a)                                  81,900                                  3,674,853
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,891,753
====================================================================================================================

PHARMACEUTICALS--7.28%
Adolor Corp.(a)                                                    73,597                                    783,808
--------------------------------------------------------------------------------------------------------------------
Axcan Pharma Inc. (Canada)(a)                                     135,000                                  2,597,400
--------------------------------------------------------------------------------------------------------------------
Bone Care International, Inc.(a)                                  150,000                                  3,763,500
--------------------------------------------------------------------------------------------------------------------
Corcept Therapeutics Inc.(a)                                      300,000                                  1,839,000
--------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.(a)                                       150,000                                  2,122,500
--------------------------------------------------------------------------------------------------------------------
IVAX Corp.(a)(b)                                                  137,800                                  3,286,530
--------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                              325,000                                 11,625,250
--------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                             170,000                                  2,976,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                          28,994,688
====================================================================================================================
PUBLISHING--2.06%
Getty Images, Inc.(a)                                             150,000                                  8,193,000
====================================================================================================================
REAL ESTATE--1.23%
Acadia Realty Trust                                               175,000                                  2,479,750
--------------------------------------------------------------------------------------------------------------------
Realty Income Corp.                                                60,000                                  2,431,200
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,910,950
====================================================================================================================

REGIONAL BANKS--2.41%
Cullen/Frost Bankers, Inc.                                        125,000                                  5,377,500
--------------------------------------------------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                                 100,000                                  2,035,000
--------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                         167,000                                  2,177,680
--------------------------------------------------------------------------------------------------------------------
                                                                                                           9,590,180
====================================================================================================================

OPP1-QTR-1

                                                                                                            MARKET
                                                                   SHARES                                   VALUE
--------------------------------------------------------------------------------------------------------------------
RESTAURANTS--1.65%
Panera Bread Co.-Class A(a)                                        85,000                               $  3,135,650
--------------------------------------------------------------------------------------------------------------------
Sonic Corp.(a)                                                    150,000                                  3,450,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,585,650
====================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.87%
Kulicke & Soffa Industries, Inc.(a)                               200,000                                  1,562,000
--------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc.(a)                                          130,000                                  1,913,600
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,475,600
====================================================================================================================

SEMICONDUCTORS--0.74%
AMIS Holdings, Inc.(a)                                            200,000                                  2,946,000
====================================================================================================================

SPECIALTY STORES--5.35%
America's Car-Mart, Inc.(a)                                        50,000                                  1,525,000
--------------------------------------------------------------------------------------------------------------------
Bombay Co., Inc. (The)(a)                                         600,000                                  3,546,000
--------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.(a)                                                 150,000                                  2,077,500
--------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc.(a)                                             50,000                                  2,247,500
--------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                                    100,000                                  2,987,000
--------------------------------------------------------------------------------------------------------------------
Select Comfort Corp.(a)                                           135,000                                  2,758,050
--------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                           225,000                                  6,174,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          21,315,050
====================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.84%
Anixter International Inc.                                        100,000                                  3,348,000
====================================================================================================================

TIRES & RUBBER--0.59%
Cooper Tire & Rubber Co.                                          100,000                                  2,345,000
====================================================================================================================

TRUCKING--1.57%
Landstar System, Inc.(a)                                           60,000                                  2,988,600
--------------------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(a)                                112,500                                  3,264,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,253,350
====================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.49%
SpectraSite, Inc.(a)                                               75,000                                  3,225,000
--------------------------------------------------------------------------------------------------------------------
Western Wireless Corp.-Class A(a)                                 175,000                                  4,618,250
--------------------------------------------------------------------------------------------------------------------
Wireless Facilities, Inc.(a)                                      275,000                                  2,057,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           9,900,250
====================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $314,569,615)                                         343,115,848

                                                                  PRINCIPAL
                                                                   AMOUNT
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.88%
 1.26%, 09/16/04 (Cost $3,494,231)(c)                          $ 3,500,000 (d)                             3,494,231
====================================================================================================================

OPP1-QTR-1

                                                                         NUMBER
                                                                           OF         EXERCISE    EXPIRATION        MARKET
                                                                        CONTRACTS       PRICE        DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.08%
PUTS--0.08%
S&P 500 Index (Cost $232,240)                                                   80     $1,135       Sep-04       $     337,200
==============================================================================================================================

                                                                         SHARES
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--12.90%
Liquid Assets Portfolio-Institutional Class(e)                          25,694,631                                  25,694,631
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                             25,694,631                                  25,694,631
------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $51,389,262)                                                                         51,389,262
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.00%  (Cost $369,685,348)                                                                  $ 398,336,541
==============================================================================================================================

                                                                          SHARES
                                                                           SOLD                                     MARKET
                                                                           SHORT                                    VALUE
------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--6.39%(F)
COMMON STOCKS--6.39%

ASSET MANAGEMENT & CUSTODY BANKS--0.84%
American Capital Strategies, Ltd.                                          115,000                               $   3,361,450
==============================================================================================================================

AUTOMOBILE MANUFACTURERS--1.00%
Ford Motor Co.                                                             270,500                                   3,981,760
==============================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.78%
Network Appliance, Inc.                                                    160,000                                   3,089,600
==============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.50%
Affiliated Computer Services, Inc.-Class A                                 115,000                                   5,968,500
==============================================================================================================================

HEALTH CARE EQUIPMENT--0.75%

INAMED Corp.                                                                55,000                                   2,979,900
==============================================================================================================================
OIL & GAS EQUIPMENT & SERVICES--0.75%
Tidewater Inc.                                                              98,600                                   2,992,510
==============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.77%
Anadarko Petroleum Corp.                                                    51,400                                   3,073,206
==============================================================================================================================

Total Common Stock Securities Sold Short (Total Proceeds $25,017,791)                                            $  25,446,926
==============================================================================================================================

OPP1-QTR-1

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1E and Note 3.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements of open futures contracts. See Note 1F and Note 4.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) Collateral on short sales was segregated by the Fund in the amount of $29,044,945 which represented 114.14% of the market value of securities sold short.


      See accompanying notes which are an integral part of this schedule.

OPP1-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

OPP1-QTR-1
      adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

            The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

D. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

E. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount

OPP1-QTR-1
      equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

            A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

            An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

OPP1-QTR-1

      INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                 MARKET                      PROCEEDS        UNREALIZED       MARKET                  REALIZED
                                  VALUE       PURCHASES        FROM         APPRECIATION      VALUE        DIVIDEND     GAIN
FUND                            10/31/03       AT COST         SALES       (DEPRECIATION)    07/31/04       INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class            $4,962,954   $137,405,554   $(116,673,877)        --        $ 25,694,631   $ 107,650  $      --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class             4,962,954    137,405,554    (116,673,877)        --          25,694,631     104,586         --
------------------------------------------------------------------------------------------------------------------------------
     TOTAL                     $9,925,908   $274,811,108   $(233,347,754)        --        $ 51,389,262   $ 212,236  $      --
==============================================================================================================================

NOTE 3--OPTION CONTRACTS WRITTEN

                                                TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   CALL OPTION CONTRACTS
------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF             PREMIUMS
                                                                                             CONTRACTS             RECEIVED
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             2,700            $    180,696
Written                                                                                        32,560               4,109,932
Closed                                                                                        (17,868)             (2,998,183)
Exercised                                                                                      (2,610)               (315,894)
Expired                                                                                       (14,015)               (891,985)
End of period                                                                                     767            $     84,566

                                                OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       JULY 31,
                                                                                                        2004      UNREALIZED
                                                            CONTRACT   STRIKE      NUMBER OF PREMIUMS  MARKET    APPRECIATION
ISSUE                                                         MONTH     PRICE      CONTRACTS RECEIVED  VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.                                      Aug-04     $ 30          333    $16,816  $27,473     $    (10,657)
------------------------------------------------------------------------------------------------------------------------------
IVAX Corp.                                                  Sep-04       25          434     67,750   64,015            3,735
------------------------------------------------------------------------------------------------------------------------------
                                                                                     767    $84,566  $91,488     $     (6,922)
==============================================================================================================================

NOTE 4--FUTURES CONTRACTS

On July 31, 2004, $2,261,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                             OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                        NO. OF            MONTH/              MARKET             APPRECIATION
CONTRACT                                              CONTRACTS         COMMITMENT             VALUE            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Russell 2000
Index                                                   145            Sep-04/Long        $39,998,250           $  (1,240,475)
==============================================================================================================================

OPP1-QTR-1

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $459,815,499 and $513,509,753, respectively.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
     Investment securities                                    $     52,688,166
------------------------------------------------------------------------------
     Securities sold short                                             116,806
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                         (24,255,037)
------------------------------------------------------------------------------
     Securities sold short                                            (545,941)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $     28,003,994
==============================================================================

Cost of investments for tax purposes is $369,903,412.

Proceeds from securities sold short are the same for tax and financial statement purposes.

OPP1-QTR-1

                            AIM OPPORTUNITIES II FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com            OPP2-QTR-1 7/04           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                   MARKET
                                                                             SHARES                VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--84.64%

AEROSPACE & DEFENSE--2.72%
Engineered Support Systems, Inc.                                              50,000          $    2,803,500
------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                             15,000                 917,250
------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                        25,000                 855,500
------------------------------------------------------------------------------------------------------------
                                                                                                   4,576,250
============================================================================================================
AIR FREIGHT & LOGISTICS--1.18%
Forward Air Corp.(a)                                                          50,000               1,985,500
============================================================================================================

APPAREL RETAIL--3.99%
Hot Topic, Inc.(a)                                                            95,000               1,512,400
------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                                       160,000               3,264,000
------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                             50,000               1,157,500
------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                           25,000                 770,000
------------------------------------------------------------------------------------------------------------
                                                                                                   6,703,900
============================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.86%
Coach, Inc.(a)                                                                20,000                 855,800
------------------------------------------------------------------------------------------------------------
Fossil, Inc.(a)                                                               24,600                 595,074
------------------------------------------------------------------------------------------------------------
                                                                                                   1,450,874
============================================================================================================
APPLICATION SOFTWARE--0.80%
Henry (Jack) & Associates, Inc.                                               70,000               1,347,500
============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.80%
Apollo Investment Corp.(a)                                                    71,500                 974,545
------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                             24,000                 674,640
------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                              17,500               1,374,450
------------------------------------------------------------------------------------------------------------
                                                                                                   3,023,635
============================================================================================================

AUTO PARTS & EQUIPMENT--2.51%
Autoliv, Inc.                                                                100,000               4,209,000
============================================================================================================

BIOTECHNOLOGY--2.13%
Amylin Pharmaceuticals, Inc.(a)                                               65,000               1,339,000
============================================================================================================

OPP2-QTR-1

                                                                                                   MARKET
                                                                             SHARES                VALUE
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--(CONTINUED)
Invitrogen Corp.(a)                                                           25,000          $    1,312,000
------------------------------------------------------------------------------------------------------------
MedImmune, Inc.(a)                                                            40,000                 921,600
------------------------------------------------------------------------------------------------------------
                                                                                                   3,572,600
============================================================================================================

BROADCASTING & CABLE TV--4.51%
Cox Radio, Inc.-Class A(a)                                                    60,000               1,039,800
------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)                                         75,000               1,479,000
------------------------------------------------------------------------------------------------------------
Entercom Communications Corp.(a)                                              30,000               1,153,500
------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                                      57,500               1,665,775
------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class A(a)                                   85,000               2,243,150
------------------------------------------------------------------------------------------------------------
                                                                                                   7,581,225
============================================================================================================

COMMUNICATIONS EQUIPMENT--4.51%
Avaya Inc.(a)                                                                125,000               1,831,250
------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                 200,000               3,412,000
------------------------------------------------------------------------------------------------------------
Tekelec(a)                                                                   120,000               2,331,600
------------------------------------------------------------------------------------------------------------
                                                                                                   7,574,850
============================================================================================================

CONSUMER FINANCE--0.83%
Capital One Financial Corp.                                                   20,000               1,386,400
============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.63%
Alliance Data Systems Corp.(a)                                                50,000               1,985,500
------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(a)                                                          20,000                 911,200
------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                                                  65,000               1,515,150
------------------------------------------------------------------------------------------------------------
                                                                                                   4,411,850
============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.86%
Power-One, Inc.(a)                                                           165,000               1,447,050
============================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--3.16%
National Instruments Corp.                                                   100,000               2,905,000
------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                    125,000               1,636,250
------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                                               50,000                 775,000
------------------------------------------------------------------------------------------------------------
                                                                                                   5,316,250
============================================================================================================

EMPLOYMENT SERVICES--0.50%
Robert Half International Inc.                                                30,000                 834,600
============================================================================================================

GENERAL MERCHANDISE STORES--1.27%
Dollar Tree Stores, Inc.(a)                                                   58,500               1,574,235
------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                    20,000                 557,200
------------------------------------------------------------------------------------------------------------
                                                                                                   2,131,435
============================================================================================================

OPP2-QTR-1

                                                                                                   MARKET
                                                                             SHARES                VALUE
------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--1.20%
Henry Schein, Inc.(a)                                                         30,000          $    2,013,000
============================================================================================================

HEALTH CARE EQUIPMENT--0.47%
Kinetic Concepts, Inc.(a)                                                     17,500                 786,100
============================================================================================================

HEALTH CARE FACILITIES--0.56%
Odyssey Healthcare, Inc.(a)                                                   55,000                 944,900
============================================================================================================

HEALTH CARE SERVICES--3.79%
Caremark Rx, Inc.(a)                                                          70,000               2,135,000
------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                               37,500               1,138,875
------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                                               55,000               1,666,500
------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(a)                                                     45,000               1,433,700
------------------------------------------------------------------------------------------------------------
                                                                                                   6,374,075
============================================================================================================

HOUSEHOLD PRODUCTS--0.74%
Clorox Co. (The)                                                              25,000               1,244,250
============================================================================================================

INDUSTRIAL GASES--0.91%
Airgas, Inc.                                                                  70,000               1,522,500
============================================================================================================

INTERNET SOFTWARE & SERVICES--1.41%
CNET Networks, Inc.(a)                                                       125,000               1,141,250
------------------------------------------------------------------------------------------------------------
VeriSign, Inc.(a)                                                             70,000               1,225,700
------------------------------------------------------------------------------------------------------------
                                                                                                   2,366,950
============================================================================================================

INVESTMENT BANKING & BROKERAGE--3.43%
Edwards (A.G.), Inc.                                                          24,300                 789,750
------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                         60,000               1,880,400
------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                 20,000               1,402,000
------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                 72,500               1,694,325
------------------------------------------------------------------------------------------------------------
                                                                                                   5,766,475
============================================================================================================

LIFE & HEALTH INSURANCE--0.76%
AFLAC Inc.                                                                    32,200               1,276,408
============================================================================================================

OIL & GAS DRILLING--2.33%
Patterson-UTI Energy, Inc.                                                    80,000               1,458,400
------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.(a)                                                           60,000               1,465,200
------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                           35,000                 994,000
------------------------------------------------------------------------------------------------------------
                                                                                                   3,917,600
============================================================================================================

OPP2-QTR-1

                                                                                                   MARKET
                                                                             SHARES                VALUE
------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--1.03%
BJ Services Co.(a)                                                            35,000          $    1,738,100
============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.20%
Devon Energy Corp.                                                            15,000               1,042,350
------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                                                  31,500               1,126,755
------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)(a)                                             34,000               1,525,580
------------------------------------------------------------------------------------------------------------
                                                                                                   3,694,685
============================================================================================================

PACKAGED FOODS & MEATS--0.87%
J. M. Smucker Co. (The)                                                       35,000               1,463,350
============================================================================================================

PHARMACEUTICALS--9.44%
Allergan, Inc.                                                                20,000               1,512,800
------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                                                  45,000               1,545,750
------------------------------------------------------------------------------------------------------------
Corcept Therapeutics Inc.(a)                                                 150,000                 919,500
------------------------------------------------------------------------------------------------------------
IVAX Corp.(a)(b)                                                              55,500               1,323,675
------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                         120,000               4,292,400
------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                                           60,000               1,680,600
------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.(a)                                               17,500                 658,700
------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
Kingdom)(a)                                                                   70,000               1,860,600
------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                         75,000               1,313,250
------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                                               30,000                 756,300
------------------------------------------------------------------------------------------------------------
                                                                                                  15,863,575
============================================================================================================

PUBLISHING--1.95%
Getty Images, Inc.(a)                                                         60,000               3,277,200
============================================================================================================

RAILROADS--1.88%
Canadian National Railway Co. (Canada)                                        28,500               1,283,355
------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                        70,000               1,868,300
------------------------------------------------------------------------------------------------------------
                                                                                                   3,151,655
============================================================================================================

REGIONAL BANKS--1.68%
Compass Bancshares, Inc.                                                      25,000               1,102,250
------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                    40,000               1,720,800
------------------------------------------------------------------------------------------------------------
                                                                                                   2,823,050
============================================================================================================

RESTAURANTS--0.75%
Brinker International, Inc.(a)                                                35,000               1,253,350
============================================================================================================

SEMICONDUCTORS--2.29%
AMIS Holdings, Inc.(a)                                                        87,500               1,288,875
------------------------------------------------------------------------------------------------------------

OPP2-QTR-1

                                                                                                   MARKET
                                                                             SHARES                VALUE
------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--(CONTINUED)
Intersil Corp.-Class A                                                        45,000          $      826,650
------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                     60,000               1,738,200
------------------------------------------------------------------------------------------------------------
                                                                                                   3,853,725
============================================================================================================

SPECIALTY CHEMICALS--0.58%
Valspar Corp. (The)                                                           20,000                 980,000
============================================================================================================


SPECIALTY STORES--3.61%
PETsMART, Inc.                                                                42,500               1,317,925
------------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                       90,000               2,469,600
------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                                      70,000               2,274,300
------------------------------------------------------------------------------------------------------------
                                                                                                   6,061,825
============================================================================================================

SYSTEMS SOFTWARE--1.68%
Check Point Software Technologies Ltd. (Israel)(a)                            60,000               1,193,400
------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                     85,000               1,620,100
------------------------------------------------------------------------------------------------------------
                                                                                                   2,813,500
============================================================================================================

TECHNOLOGY DISTRIBUTORS--1.15%
CDW Corp.                                                                     30,000               1,929,000
============================================================================================================

THRIFTS & MORTGAGE FINANCE--1.48%
MGIC Investment Corp.                                                         35,000               2,485,000
============================================================================================================

TIRES & RUBBER--0.56%
Cooper Tire & Rubber Co.                                                      40,000                 938,000
============================================================================================================


WIRELESS TELECOMMUNICATION SERVICES--3.63%
Crown Castle International Corp.(a)                                          150,000               2,118,000
------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                                             125,000               2,008,750
------------------------------------------------------------------------------------------------------------
Western Wireless Corp.-Class A(a)                                             75,000               1,979,250
------------------------------------------------------------------------------------------------------------
                                                                                                   6,106,000
============================================================================================================
Total Common Stocks & Other Equity Interests
(Cost $128,562,845)                                                                              142,197,192
============================================================================================================


                                                                      PRINCIPAL
                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.59%
1.26%, 09/16/04 (Cost $998,352)(c)                                   $1,000,000 (d)                 998,352
============================================================================================================

OPP2-QTR-1

                                                       NUMBER
                                                         OF       EXERCISE    EXPIRATION        MARKET
                                                      CONTRACTS     PRICE        DATE            VALUE
------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.08%
PUTS--0.08%
S&P 500 Index (Cost $86,990)                              30      $  1,135        Sep-04       $ 126,450
============================================================================================================


                                                                                                 MARKET
                                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--14.69%
Liquid Assets Portfolio-Institutional Class(e)                            12,344,706          $   12,344,706
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                               12,344,706              12,344,706
------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $24,689,412)                                                       24,689,412
============================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $154,337,599)                                               $  168,011,406
____________________________________________________________________________________________________________
============================================================================================================

                                                       SHARES
                                                        SOLD                         MARKET
                                                        SHORT                         VALUE
------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--6.07% (F)
COMMON STOCKS--6.07%
ASSET MANAGEMENT & CUSTODY BANKS--0.87%
American Capital Strategies, Ltd.                       50,000                    $  1,461,500
============================================================================================================

AUTOMOBILE MANUFACTURERS--0.99%
Ford Motor Co.                                         112,300                       1,653,056
============================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.76%
Network Appliance, Inc.                                 66,000                       1,274,460
============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.47%
Affiliated Computer Services, Inc.-Class A              47,500                       2,465,250
============================================================================================================

HEALTH CARE EQUIPMENT--0.48%
INAMED Corp.                                            15,000                         812,700
============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.74%
Tidewater Inc.                                          41,100                       1,247,385
============================================================================================================

OPP2-QTR-1

                                                       SHARES
                                                        SOLD                         MARKET
                                                        SHORT                         VALUE
----------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.76%
Anadarko Petroleum Corp.                                21,400                     $ 1,279,506
==============================================================================================

Total Common Stock Securities Sold Short (Total
Proceeds $9,981,160)                                                               $10,193,857
==============================================================================================

Investment Abbreviations:

ADR                              American Depositary Receipt

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1 section E and Note 3.

(c) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section F and
      Note 4.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) Collateral on short sales was segregated by the Fund in the amount of $13,312,902 which represents 130.60% of the market value of the securities sold short.


See accompanying notes which are an integral part of this schedule.

OPP2-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

OPP2-QTR-1

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

            The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

D. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

E. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

OPP2-QTR-1

            A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

            An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                        MARKET                           PROCEEDS        UNREALIZED       MARKET
                         VALUE             PURCHASES       FROM         APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                   10/31/03             AT COST        SALES       (DEPRECIATION)     07/31/04      INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets         $ 3,456,661        $ 51,370,866  $(42,482,821)    $       --      $ 12,344,706   $  53,380      $   --
Portfolio-
Institutional Class
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime              3,456,661          51,370,866   (42,482,821)            --        12,344,706      51,666          --
Portfolio-
Institutional
Class
-------------------------------------------------------------------------------------------------------------------------------
      Total           $ 6,913,322        $102,741,732  $(84,965,642)    $       --      $ 24,689,412   $ 105,046      $   --
===============================================================================================================================

OPP2-QTR-1

NOTE 3--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                               CALL OPTION CONTRACTS          PUT OPTION CONTRACTS
-------------------------------------------------------------------------------------
                             NUMBER OF       PREMIUMS      NUMBER OF        PREMIUMS
                             CONTRACTS       RECEIVED      CONTRACTS        RECEIVED
-------------------------------------------------------------------------------------
Beginning of period             2,140      $   132,241          --          $      --
-------------------------------------------------------------------------------------
Written                        15,443        1,838,738       2,853            168,294
-------------------------------------------------------------------------------------
Closed                         (8,088)      (1,259,057)     (2,573)          (144,135)
-------------------------------------------------------------------------------------
Exercised                      (2,612)        (286,158)       (200)           (15,599)
-------------------------------------------------------------------------------------
Expired                        (6,622)        (385,020)        (80)            (8,560)
-------------------------------------------------------------------------------------
End of period                     261      $    40,744          --          $      --
=====================================================================================

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END


                                                                                  JULY 31,
                                                                                    2004
                                      CONTRACT  STRIKE  NUMBER OF    PREMIUMS      MARKET        UNREALIZED
                                        MONTH   PRICE   CONTRACTS    RECEIVED       VALUE       APPRECIATION
------------------------------------------------------------------------------------------------------------
IVAX Corp.                             Sep-04   $25.0       261       $40,744     $ 38,498         $ 2,246
============================================================================================================

NOTE 4--FUTURES CONTRACTS

On July 31, 2004, $239,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                                           UNREALIZED
                               NO. OF             MONTH/             MARKET               APPRECIATION
CONTRACT                     CONTRACTS          COMMITMENT            VALUE              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Midcap 400 Index                15             Sep-04/Long         $ 4,343,250            $ (116,700)
=======================================================================================================

OPP2-QTR-1

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $156,634,825 and $199,280,251, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
     Investment securities                                                $  19,333,337
---------------------------------------------------------------------------------------
     Securities sold short                                                       65,946
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                  (5,922,725)
---------------------------------------------------------------------------------------
     Securities sold short                                                    (278,643)
---------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                      $  13,197,915
=======================================================================================

Cost of investments for tax purposes is $154,600,794.

Proceeds from securities sold short are the same for tax and financial statement purposes.

OPP2-QTR-1

                           AIM OPPORTUNITIES III FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004






YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com             OPP3-QTR-1 7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                      MARKET
                                                       SHARES         VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.53%

AEROSPACE & DEFENSE-3.94%

General Dynamics Corp.                                  10,000     $   988,200
------------------------------------------------------------------------------
Rockwell Collins, Inc.                                  20,000         684,400
------------------------------------------------------------------------------
Rolls-Royce Group PLC (United Kingdom)(a)              415,000       1,822,672
------------------------------------------------------------------------------
United Technologies Corp.                               20,000       1,870,000
==============================================================================
                                                                     5,365,272
==============================================================================

AIR FREIGHT & LOGISTICS-1.06%

United Parcel Service, Inc.-Class B                     20,000       1,439,200
==============================================================================

APPAREL RETAIL-0.85%

Ross Stores, Inc.                                       50,000       1,157,500
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.95%

Legg Mason, Inc.                                        16,500       1,295,910
==============================================================================

BIOTECHNOLOGY-0.73%

Amgen Inc.(b)                                           17,500         995,400
==============================================================================

BROADCASTING & CABLE TV-1.95%

Clear Channel Communications, Inc.                      30,000       1,071,000
------------------------------------------------------------------------------
Univision Communications Inc.-Class A(b)                54,700       1,584,659
==============================================================================
                                                                     2,655,659
==============================================================================

COMMUNICATIONS EQUIPMENT-7.76%

Avaya Inc.(b)                                          100,000       1,465,000
------------------------------------------------------------------------------
Cisco Systems, Inc.(b)                                 176,800       3,688,048
------------------------------------------------------------------------------
Comverse Technology, Inc.(b)                           160,000       2,729,600
------------------------------------------------------------------------------
Nokia Oyj- ADR (Finland)                                80,000         929,600
------------------------------------------------------------------------------
Tekelec(b)                                              90,000       1,748,700
==============================================================================
                                                                    10,560,948
==============================================================================

COMPUTER & ELECTRONICS RETAIL-1.06%

Best Buy Co., Inc.                                      30,000       1,444,800
==============================================================================

COMPUTER STORAGE & PERIPHERALS-0.81%

EMC Corp.(b)                                           100,000       1,097,000
==============================================================================

CONSUMER FINANCE-1.02%

Capital One Financial Corp.                             20,000       1,386,400
==============================================================================

OPP3-QTR-1

                                                                     MARKET
                                                        SHARES       VALUE
------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-2.43%

First Data Corp.                                        35,000     $ 1,561,350
------------------------------------------------------------------------------
SunGard Data Systems Inc.(b)                            75,000       1,748,250
==============================================================================
                                                                     3,309,600
==============================================================================

DEPARTMENT STORES-1.74%

J.C. Penney Co., Inc.                                   25,000       1,000,000
------------------------------------------------------------------------------
Kohl's Corp.(b)                                         30,000       1,372,800
==============================================================================
                                                                     2,372,800
==============================================================================

DIVERSIFIED BANKS-1.75%

Wells Fargo & Co.                                       41,400       2,376,774
==============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.16%

Agilent Technologies, Inc.(b)                           55,000       1,309,550
------------------------------------------------------------------------------
Symbol Technologies, Inc.                              125,000       1,636,250
==============================================================================
                                                                     2,945,800
==============================================================================

GENERAL MERCHANDISE STORES-1.44%

Target Corp.                                            45,000       1,962,000
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-3.70%

Boston Scientific Corp.(b)                              35,000       1,339,100
------------------------------------------------------------------------------
Guidant Corp.                                           45,000       2,489,400
------------------------------------------------------------------------------
Medtronic, Inc.                                         24,300       1,206,981
==============================================================================
                                                                     5,035,481
==============================================================================

HEALTH CARE SERVICES-1.00%

Medco Health Solutions, Inc.(b)                         45,000       1,363,500
==============================================================================

HOME IMPROVEMENT RETAIL-1.30%

Home Depot, Inc. (The)                                  52,600       1,773,672
==============================================================================

HOUSEHOLD PRODUCTS-3.30%

Clorox Co. (The)                                        35,000       1,741,950
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              52,800       2,753,520
==============================================================================
                                                                     4,495,470
==============================================================================

HYPERMARKETS & SUPER CENTERS-1.95%

Wal-Mart Stores, Inc.                                   50,000       2,650,500
==============================================================================

INDUSTRIAL CONGLOMERATES-2.75%

General Electric Co.                                   112,600       3,743,950
==============================================================================

INTEGRATED OIL & GAS-3.06%

Exxon Mobil Corp.                                       90,000       4,167,000
==============================================================================

OPP3-QTR-1

                                                                      MARKET
                                                        SHARES        VALUE
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.77%

VeriSign, Inc.(b)                                       60,000     $ 1,050,600
==============================================================================

INVESTMENT BANKING & BROKERAGE-5.32%

Bear Stearns Cos. Inc. (The)                            35,000       2,919,700
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                           19,500       1,366,950
------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               20,000         994,400
------------------------------------------------------------------------------
Morgan Stanley                                          22,000       1,085,260
------------------------------------------------------------------------------
Raymond James Financial, Inc.                           37,500         876,375
==============================================================================
                                                                     7,242,685
==============================================================================

LIFE & HEALTH INSURANCE-0.78%

AFLAC Inc.                                              26,900       1,066,316
==============================================================================

MOVIES & ENTERTAINMENT-0.54%

Viacom Inc.-Class B                                     22,100         742,339
==============================================================================

MULTI-LINE INSURANCE-0.60%

American International Group, Inc.                      11,500         812,475
==============================================================================

OIL & GAS DRILLING-2.55%

Nabors Industries, Ltd. (Bermuda)(b)                    30,000       1,395,000
------------------------------------------------------------------------------
Rowan Cos., Inc.(b)                                     50,000       1,221,000
------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(b)                     30,000         852,000
==============================================================================
                                                                     3,468,000
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.09%

BJ Services Co.(b)                                      30,000       1,489,800
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.37%

Devon Energy Corp.                                      13,000         903,370
------------------------------------------------------------------------------
Spinnaker Exploration Co.(b)                            27,000         965,790
==============================================================================
                                                                     1,869,160
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.69%

Citigroup Inc.                                          83,200       3,668,288
==============================================================================

PHARMACEUTICALS-10.18%

Allergan, Inc.                                          20,000       1,512,800
------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(b)                            42,000       1,442,700
------------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                            20,000       1,005,800
------------------------------------------------------------------------------
Merck & Co. Inc.                                        68,600       3,111,010
------------------------------------------------------------------------------
Pfizer Inc.                                             90,000       2,876,400
------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
 Kingdom)(b)                                            60,000       1,594,800
------------------------------------------------------------------------------
Teva Pharmaceuticals Industries Ltd.-ADR (Israel)       40,000       1,184,000
------------------------------------------------------------------------------
Valeant Pharmaceuticals International                   65,000       1,138,150
==============================================================================
                                                                    13,865,660
==============================================================================

OPP3-QTR-1

                                                                      MARKET
                                                        SHARES        VALUE
------------------------------------------------------------------------------
PUBLISHING-1.07%

Gannett Co., Inc.                                       17,500     $ 1,454,950
==============================================================================

RAILROADS-2.14%

Canadian National Railway Co. (Canada)                  26,250       1,182,038
------------------------------------------------------------------------------
Norfolk Southern Corp.                                  65,000       1,734,850
==============================================================================
                                                                     2,916,888
==============================================================================

REAL ESTATE-0.91%

Simon Property Group, Inc.(c)                           24,000       1,238,640
==============================================================================

SEMICONDUCTOR EQUIPMENT-0.76%

KLA-Tencor Corp.(b)                                     25,000       1,030,250
==============================================================================

SEMICONDUCTORS-4.19%

Analog Devices, Inc.                                    20,000         794,000
------------------------------------------------------------------------------
Intel Corp.                                            100,000       2,438,000
------------------------------------------------------------------------------
Intersil Corp.-Class A                                  40,000         734,800
------------------------------------------------------------------------------
Microchip Technology Inc.                               60,000       1,738,200
==============================================================================
                                                                     5,705,000
==============================================================================

SOFT DRINKS-2.60%

Coca-Cola Co. (The)                                     44,700       1,960,542
------------------------------------------------------------------------------
PepsiCo, Inc.                                           31,600       1,580,000
==============================================================================
                                                                     3,540,542
==============================================================================

SPECIALTY STORES-1.78%

Bed Bath & Beyond Inc.(b)                               22,500         796,275
------------------------------------------------------------------------------
Williams-Sonoma, Inc.(b)                                50,000       1,624,500
==============================================================================
                                                                     2,420,775
==============================================================================

SYSTEMS SOFTWARE-3.35%

Check Point Software Technologies Ltd. (Israel)(b)      50,000         994,500
------------------------------------------------------------------------------
Microsoft Corp.                                         75,000       2,134,500
------------------------------------------------------------------------------
VERITAS Software Corp.(b)                               75,000       1,429,500
==============================================================================
                                                                     4,558,500
==============================================================================

THRIFTS & MORTGAGE FINANCE-5.13%

Fannie Mae                                              31,500       2,235,240
------------------------------------------------------------------------------
Freddie Mac                                             43,000       2,765,330
------------------------------------------------------------------------------
MGIC Investment Corp.                                   28,000       1,988,000
==============================================================================
                                                                     6,988,570
==============================================================================
Total Common Stocks & Other Equity Interests
 (Cost $119,068,534)                                               128,724,074
______________________________________________________________________________
==============================================================================

OPP3-QTR-1

                                                        NUMBER
                                                          OF           EXERCISE      EXPIRATION        MARKET
                                                      CONTRACTS         PRICE           DATE            VALUE
----------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED-0.09%

S&P 500 Index (Cost $84,037)                                 29     $     1,135          Sep-04     $    122,235
----------------------------------------------------------------------------------------------------------------

                                                       SHARES
----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-5.38%

Liquid Assets Portfolio-Institutional Class(d)        3,662,172                                        3,662,172
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)           3,662,172                                        3,662,172
================================================================================================================
Total Money Market Funds (Cost $7,324,344)                                                             7,324,344
================================================================================================================
TOTAL INVESTMENTS-100.00%  (Cost $126,476,915)                                                       136,170,653
================================================================================================================

                                                         SHARES
                                                         SOLD
                                                         SHORT
----------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT-4.90%(e)

COMMON STOCKS-4.90%

AUTOMOBILE MANUFACTURERS-1.01%

Ford Motor Co.                                           93,600                                        1,377,792
================================================================================================================

COMPUTER STORAGE & PERIPHERALS-0.82%

Network Appliance, Inc.                                  57,500                                        1,110,325
================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.52%

Affiliated Computer Services, Inc.-Class A               39,900                                        2,070,810
================================================================================================================

OIL & GAS EQUIPMENT & SERVICES-0.77%

Tidewater Inc.                                           34,600                                        1,050,110
================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.78%

Anadarko Petroleum Corp.                                 17,800                                        1,064,262
================================================================================================================
Total Common Stock Securities Sold Short
 (Total Proceeds $6,510,138)                                                                           6,673,299
________________________________________________________________________________________________________________
================================================================================================================

Investment Abbreviations:

ADR  -   American Depositary Receipt

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The market value of this security at July 31, 2004 represented 1.34% of the Fund's total investments. See Note 1A.
(b) Non-income producing security.
(c) A portion of this security is subject to call options written. See Note 1F and Note 3.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(e) Collateral on short sales was segregated by the Fund in the amount of $11,278,950, which represented 169.02% of market value of securities sold short.

See accompanying notes which are an integral part of this schedule.

OPP3-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

OPP3-QTR-1
    adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.


D. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

OPP3-QTR-1

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

        An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

G. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain

OPP3-QTR-1
    stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                 UNREALIZED
                            MARKET VALUE       PURCHASES         PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND   REALIZED
FUND                          10/31/03          AT COST         FROM SALES     (DEPRECIATION)     07/31/04      INCOME   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
   Institutional Class     $4,191,881       $40,736,736      $(41,266,445)          $ --         $3,662,172     $19,249     $ --
STIC Prime Portfolio-
   Institutional Class      4,191,881        40,736,736       (41,266,445)            --          3,662,172      18,945       --
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL                 $8,383,762       $81,473,472      $(82,532,890)          $ --         $7,324,344     $38,194     $ --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

OPP3-QTR-1

NOTE 3--OPTION CONTRACTS WRITTEN

                                      TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------
                                      CALL OPTION CONTRACTS           PUT OPTION CONTRACTS
                                      -------------------------------------------------------
                                      NUMBER OF    PREMIUMS          NUMBER OF       PREMIUMS
                                      CONTRACTS    RECEIVED          CONTRACTS       RECEIVED
---------------------------------------------------------------------------------------------
Beginning of period                     2,463      $  300,549              --       $      --
---------------------------------------------------------------------------------------------
Written                                13,756       1,546,328           4,005         220,512
---------------------------------------------------------------------------------------------
Closed                                 (8,731)     (1,282,034)         (2,975)       (148,105)
---------------------------------------------------------------------------------------------
Exercised                              (2,444)       (268,324)         (1,030)        (72,407)
---------------------------------------------------------------------------------------------
Expired                                (4,804)       (289,799)             --
---------------------------------------------------------------------------------------------
End of period                             240      $    6,720              --       $      --
=============================================================================================


                                      OPEN OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------------
                                                                                                       UNREALIZED
                                    CONTRACT     STRIKE     NUMBER OF    PREMIUMS     MARKET VALUE    APPRECIATION
                                     MONTH       PRICE      CONTRACTS    RECEIVED       07/31/04     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
CALLS
Simon Property Group, Inc.           Sept-04      $55.0           240      $6,720        $13,800         $(7,080)
=================================================================================================================





NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $132,990,528 and $187,503,411, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------

Aggregate unrealized appreciation of:
     Investment securities                                         $ 11,486,034
--------------------------------------------------------------------------------
     Securities sold short                                                1,793
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                           (4,399,233)
--------------------------------------------------------------------------------
     Securities sold short                                             (164,954)
================================================================================
Net unrealized appreciation of investment securities               $  6,923,640
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $129,083,852. Proceeds from securities sold short are the same for tax and financial statement purposes.

OPP3-QTR-1

Item 2. Controls and Procedures.

    (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably like to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Special Opportunities Funds

By:   /s/ ROBERT H. GRAHAM
      ---------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 29, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
      ---------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 29, 2004


By:   /s/ SIDNEY M. DILGREN
      ---------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: September 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.